Income Taxes and Duties - Summary of Income Taxes and Duties Payable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of income taxes [line items]
Profit-sharing Duty	$ 20,161,432	$ 391,420,083	$ 306,827,282	$ 154,609,136
Income tax	(3,669,422)	(71,239,244)	520,840	30,962,939
Total income taxes and duties	$ 16,492,010	320,180,839	307,348,122	$ 185,572,075
Hydrocarbons Extraction Duty		129,801,061	81,982,589
Exploration Hydrocarbons Duty		1,638,913	1,443,437
Other Income Taxes and Duties
Disclosure of income taxes [line items]
Profit-sharing Duty		29,134,959	63,233,153
Income tax		4,268,496	3,743,571
Total income taxes and duties		$ 33,403,455	$ 66,976,724
Special Tax on Production and Services		23,217,262	17,813,672
Hydrocarbons Extraction Duty		$ 6,895,491	$ 17,723,515
Exploration Hydrocarbons Duty		136,588	126,932
Exploration and Extraction Hydrocarbons Duty		413,371	375,903
Withheld taxes		5,800,188	9,165,475
Import taxes and duties		13,028	13,028
Other contributions payable		933,972	558,342
Total other taxes and duties		37,409,900	45,776,867
Total other income taxes and duties		$ 70,813,355	$ 112,753,591